Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Over the term of the lease, including the option term or the useful lives of the assets, whichever is shorter
Installed products [Member] | Minimum [Member]
Annual depreciation rate	20.00%
Installed products [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Computer Equipment [Member] | Minimum [Member]
Annual depreciation rate	10.00%
Computer Equipment [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Office Equipment [Member] | Minimum [Member]
Annual depreciation rate	6.00%
Office Equipment [Member] | Maximum [Member]
Annual depreciation rate	15.00%
Vehicles [Member] | Minimum [Member]
Annual depreciation rate	15.00%
Vehicles [Member] | Maximum [Member]
Annual depreciation rate	20.00%
Network installation [Member] | Minimum [Member]
Annual depreciation rate	10.00%
Network installation [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Building [Member]
Annual depreciation rate	6.67%